CONCENTRATION OF REVENUES AND COST OF GOODS SOLD	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF REVENUES AND COST OF GOODS SOLD

3. CONCENTRATION OF REVENUES AND COST OF GOODS SOLD

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended September 30,
	2022		2023		2024
	US$		US$		US$
Customer A	9,584,604	12.75%	3,891,050	10.79%	2,449,700	4.70%
Customer B	8,957,024	11.91%	1,449,394	4.02%	1,418,159	2.72%
Customer C	1,270,281	1.69%	962,963	2.67%	13,805,046	26.46%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable, net

	As of September 30,
	2023		2024
	US$		US$
Customer A	5,372,896	46.08%	1,166,354	8.56%
Customer C	1,267,123	10.87%	7,138,207	52.39%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total cost of services:

	For the years ended September 30,
	2022		2023		2024
	US$		US$		US$
Supplier A	15,300,160	24.04%	8,624,555	26.46%	8,770,498	18.30%
Supplier B	448,959	0.71%	3,813,095	11.70%	4,720,518	9.85%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s accounts payable

	As of September 30,
	2023		2024
	US$		US$
Supplier A	1,229,532	31.37%	1,590,977	24.30%
Supplier B	479,375	12.23%	876,488	13.39%